Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2015	18,021	8,439,258
Beginning Balance at Dec. 31, 2015	$ 18,021,000	$ 8,439,258	$ 29,145,094	$ 44,285,621	$ (4,434,351)	$ 95,456,622
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(587,789)	(587,789)
Dividends on Preferred Shares				(1,493,310)		(1,493,310)
Redemption of Preferred Stock (in shares)	(8,661)
Redemption of Preferred Stock	$ (8,661,000)					(8,661,000)
Net Income				8,673,210		8,673,210
Balance (in shares) at Dec. 31, 2016	9,360	8,439,258
Ending Balance at Dec. 31, 2016	$ 9,360,000	$ 8,439,258	29,145,094	51,465,521	(5,022,140)	93,387,733
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(401,514)	(401,514)
Dividends on Preferred Shares				(210,600)		(210,600)
Redemption of Preferred Stock (in shares)	(9,360)
Redemption of Preferred Stock	$ (9,360,000)					(9,360,000)
Net Income				7,750,978		7,750,978
Dividends on Common Shares				(843,934)		(843,934)
TCJ Act Reclassification				1,068,295	(1,068,295)
Balance (in shares) at Dec. 31, 2017		8,439,258
Ending Balance at Dec. 31, 2017		$ 8,439,258	29,145,094	59,230,260	(6,491,949)	90,322,663
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(1,698,141)	(1,698,141)
Net Income				11,917,400		11,917,400
Dividends on Common Shares				(1,688,417)		(1,688,417)
Issuance of Restricted Stock (in shares)		5,650
Issuance of Restricted Stock		$ 5,650	(5,650)
Stock-based Compensation Expense			13,890			13,890
Repurchase of Warrants			(3,175,000)			(3,175,000)
Balance (in shares) at Dec. 31, 2018		8,444,908
Ending Balance at Dec. 31, 2018		$ 8,444,908	$ 25,978,334	$ 69,459,243	$ (8,190,090)	$ 95,692,395